                                 AIM STOCK FUNDS

           INVESCO Dynamics Fund - Investor Class, Class A, B, C and K INVESCO Small Company Growth Fund - Investor Class, Class A, B, C and K
                   INVESCO S&P 500 Index Fund - Investor Class

                         Supplement dated March 31, 2004
  to the Prospectus dated November 25, 2003, as supplemented December 4, 2003,
            December 15, 2003, December 16, 2003 and January 16, 2004

The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

  "FEES AND EXPENSES

  This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C or Class K shares of the Fund. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.


SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                          INVESTOR
ALL FUNDS                                                 CLASS        CLASS A     CLASS B      CLASS C      CLASS K
                                                          -----        -------     -------      -------      -------
Maximum Front-End Sales Charge on purchases as a
    percentage of offering price                           None         5.50%        None         None        None
Maximum Contingent Deferred Sales Charge (CDSC) as
    a percentage of the lower of the total original
    cost or current market value of the shares             None         None(1)      5.00%(2)     1.00%(2)    None
Maximum Sales Charge on reinvested dividends/
    distributions                                          None         None         None         None        None

S&P 500 INDEX FUND ONLY
Redemption Fee (as a percentage of amount redeemed)        2.00%(3)     None         None         None        None
Exchange Fee                                               2.00%(3)     None         None         None        None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(4,5)


                                                  INVESTOR
DYNAMICS FUND                                      CLASS       CLASS A      CLASS B      CLASS C      CLASS K
                                                  --------     --------     --------     --------     --------

Management Fees                                       0.49%        0.49%        0.49%        0.49%        0.49%
Distribution and Service (12b-1) Fees(6)              0.25%        0.35%        1.00%        1.00%        0.45%
Other Expenses                                        0.72%        0.72%        0.72%        0.72%        0.72%
                                                  --------     --------     --------     --------     --------
Total Annual Fund Operating Expenses(7,8,9)           1.46%        1.56%        2.21%        2.21%        1.66%
                                                  ========     ========     ========     ========     ========


                                                  INVESTOR
SMALL COMPANY GROWTH FUND                           CLASS      CLASS A      CLASS B      CLASS C      CLASS K
                                                  --------     --------     --------     --------     --------
Management Fees                                       0.67%        0.67%        0.67%        0.67%        0.67%
Distribution and Service (12b-1) Fees(6)              0.25%        0.35%        1.00%        1.00%        0.45%
Other Expenses                                        0.85%        0.85%        0.85%        0.85%        0.85%
                                                  --------     --------     --------     --------     --------
Total Annual Fund Operating Expenses(7,8,9)           1.77%        1.87%        2.52%        2.52%        1.97%
                                                  ========     ========     ========     ========     ========



                                                   INVESTOR
S&P 500 INDEX FUND                                  CLASS
                                                  --------
Management Fees                                       0.25%
Distribution and Service (12b-1) Fees(6)              0.25%
Other Expenses                                        0.56%
                                                  --------
Total Annual Fund Operating Expenses(8,9)             1.06%
                                                  ========

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) A 2% fee is charged on redemptions or exchanges of Class A and Investor Class shares held 30 days or less.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change.

(6) Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(7) The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through July 31, 2004.

(8) The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) for the Funds as follows: (i) INVESCO Dynamics Fund's Investor Class, Class A, Class B, Class C and Class K shares to 1.20%, 1.30%, 1.95%, 1.95%, and 1.40%, respectively; (ii) INVESCO Small Company Growth Fund's Investor Class, Class A, Class B, Class C and Class K shares to 1.50%, 1.60%, 2.25%, 2.25%, and 1.70%, respectively; and (iii) INVESCO S&P 500 Index Fund's Investor Class shares to 0.65%. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

(9) The Fund's Advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's Advisor pursuant to expense limitation commitments between the Fund's Advisor and the Fund, if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursements is made within three years after the Fund's Advisor incurred the expense.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same.

Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

DYNAMICS FUND                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                      --------    --------    --------    --------
      Investor Class                  $    149    $    462    $    797    $  1,746
      Class A(1)                      $    700    $  1,016    $  1,353    $  2,304
      Class B - With Redemption(1)    $    724    $    991    $  1,385    $  2,380(2)
      Class B - Without Redemption    $    224    $    691    $  1,185    $  2,380(2)
      Class C - With Redemption(1)    $    324    $    691    $  1,185    $  2,544
      Class C - Without Redemption    $    224    $    691    $  1,185    $  2,544
      Class K                         $    169    $    523    $    902    $  1,965


SMALL COMPANY GROWTH FUND
      Investor Class                  $    180    $    557    $    959    $  2,084
      Class A1                        $    729    $  1,105    $  1,505    $  2,620
      Class B - With Redemption(1)    $    755    $  1,085    $  1,540    $  2,697(2)
      Class B - Without Redemption    $    255    $    785    $  1,340    $  2,697(2)
      Class C - With Redemption(1)    $    355    $    785    $  1,340    $  2,856
      Class C - Without Redemption    $    255    $    785    $  1,340    $  2,856
      Class K                         $    200    $    618    $  1,602    $  2,296

S&P 500 INDEX FUND
      Investor Class                  $    108    $    337    $    585    $  1,294


(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and Class C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares"."

                                 AIM STOCK FUNDS

        INVESCO Mid-Cap Growth Fund - Investor Class, Class A, B, C and K

                         Supplement dated March 31, 2004
                   to the Prospectus dated November 25, 2003,
              as supplemented December 4, 2003, December 15, 2003,
                     December 16, 2003 and January 16, 2004


The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

      "FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C or Class K shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.


  SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT


                                                       INVESTOR
                                                         CLASS       CLASS A     CLASS B       CLASS C      CLASS K
                                                       --------      -------     -------       -------      -------
  Maximum Front-End Sales Charge imposed on
      purchases as a percentage of offering price        None         5.50%        None         None         None
  Maximum Contingent Deferred Sales Charge (CDSC)
      as a percentage of the lower of the total
      original cost or current market value of the
      shares                                             None         None(1)      5.00%(2)     1.00%(2)     None
  Maximum Sales Charge on reinvested
      dividends/distributions                            None         None         None         None         None


  ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3,4)


                                                      INVESTOR
                                                        CLASS      CLASS A     CLASS B     CLASS C       CLASS K
                                                      -------      -------     -------     -------       -------
  Management Fees                                        1.00%        1.00%       1.00%       1.00%         1.00%
  Distribution and Service (12b-1) Fees(5)               0.25%        0.35%       1.00%       1.00%         0.45%
  Other Expenses(6)                                      1.82%        1.82%       1.82%       1.82%         1.82%
                                                      -------      -------     -------     -------       -------
  Total Annual Fund Operating Expenses(7)                3.07%        3.17%       3.82%       3.82%         3.27%
                                                      =======      =======     =======     =======       =======
  Fee Waivers/Reimbursements(8,9)                        1.07%        1.07%       1.07%       1.07%         1.07%
  Net Expenses(10)                                       2.00%        2.10%       2.75%       2.75%         2.20%
                                                      =======      =======     =======     =======       =======

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change.

(5) Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of the Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(6) Other Expenses for Class K shares are based on estimated average net assets for the current fiscal year.

(7) Total Annual Fund Operating Expenses have been annualized for the period May 1, 2003 through July 31, 2003, the Funds' new year end.

(8) The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.10%, 2.75%,

      2.75% and 2.20% on Investor Class, Class A, Class B, Class C and Class K shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
      (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through July 31, 2004.

 (9) The Fund's Advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's Advisor pursuant to expense limitation commitments between the Fund's Advisor and the Fund, if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's Advisor incurred the expense.

(10) The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.55%, 1.65%, 2.30%, 2.30% and 1.75% on Investor Class, Class A, Class B, Class C and Class K shares, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of the Fund for the time periods indicated, that you redeem all of your shares at the end of those periods, and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Investor Class, Class A, Class B, Class C, or Class K shares may be higher or lower, based on these assumptions your costs would be:

MID-CAP GROWTH FUND                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                     --------    --------    --------    --------
  Investor Class(3)                  $    203    $    848    $  1,517    $  3,308
  Class A(1,3)                       $    751    $  1,379    $  2,030    $  3,765
  Class B - With Redemption(1,3)     $    778    $  1,369    $  2,078    $ 3,8442
  Class B - Without Redemption(3)    $    278    $  1,069    $  1,878    $ 3,8442
  Class C - With Redemption(1,3)     $    378    $  1,069    $  1,878    $  3,986
  Class C - Without Redemption(3)    $    278    $  1,069    $  1,878    $  3,986
  Class K(3)                         $    223    $    907    $  1,615    $  3,495

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and Class C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by the Advisor for the one-year period and the first year of the three-, five-, and ten-year periods)."

                                 AIM STOCK FUNDS

                   INVESCO Dynamics Fund - Institutional Class
                         Supplement dated March 31, 2004
                   to the Prospectus dated November 25, 2003,
              as supplemented December 4, 2003, December 15, 2003,
                     December 16, 2003 and January 16, 2004


The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

         "FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

         SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

         You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO or AIM Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

         ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(1,2)

         Management Fees                                        0.49%
         Distribution and Service (12b-1) Fees                  None
         Other Expenses                                         0.26%
                                                               -----
         Total Annual Fund Operating Expenses(3),(4)            0.75%
                                                               =====

     (1) There is no guarantee that actual expenses will be the same as those shown in the table.

     (2) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change.

     (3) The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.95% on Institutional Class shares. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

     (4) The Fund's Advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's Advisor pursuant to expense limitation commitments between the Fund's Advisor and the Fund, if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's Advisor incurred the expense.

     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 ------     -------     -------     --------
                  $77        $240        $417         $930"

                                 AIM STOCK FUNDS

                   INVESCO S&P 500 Index Fund - Institutional
                      Class Supplement dated March 31, 2004
                    to the Prospectus dated November 25, 2003
                       as supplemented December 4, 2003,
                     December 16, 2003 and January 16, 2004


The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

     "FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

     Redemption Fee (as a percentage of amount redeemed)        2.00%(1)
     Exchange Fee                                               2.00%(1)

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(2,3)

     Management Fees                                            0.25%
     Distribution and Service (12b-1) Fees                      None
     Other Expenses                                             1.14%
                                                               -----
     Total Annual Fund Operating Expenses(4),(5)                1.39%
                                                               =====

     (1) A 2% fee is charged on redemptions or exchanges of Institutional Class shares held 30 days or less.

     (2) There is no guarantee that actual expenses will be the same as those shown in the table.

     (3) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change.

     (4) The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.35% on Institutional Class shares. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

     (5) The Fund's Advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's Advisor pursuant to expense limitation commitments between the Fund's Advisor and the Fund, if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's Advisor incurred the expense.

     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Funds to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 ------     -------     -------     --------
                  $142       $440         $761       $1,669"

                                 AIM STOCK FUNDS

                INVESCO MID-CAP GROWTH FUND - INSTITUTIONAL CLASS

                         Supplement dated March 31, 2004
                   to the Prospectus dated November 25, 2003,
              as supplemented December 4, 2003, December 15, 2003,
                     December 16, 2003 and January 16, 2004


The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

         "FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

         SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

         You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO or AIM Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

         ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(1,2)

         Management Fees                                        1.00%
         Distribution and Service (12b-1) Fees                  None
         Other Expenses                                         1.52%
                                                               -----
         Total Annual Fund Operating Expenses(3)                2.52%
                                                               =====
         Fee Waivers/Reimbursements(4),(5)                      0.77%
         Net Expenses(6)                                        1.75%
                                                               =====

     (1) There is no guarantee that actual expenses will be the same as those shown in the table.

     (2) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change.

     (3) Total Annual Fund Operating Expenses have been annualized for the period May 1, 2003 through July 31, 2003, the Fund's new year end.

     (4) The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.75% on Institutional Class shares. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through July 31, 2004.

     (5) The Fund's Advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's Advisor pursuant to expense limitation commitments between the Fund's Advisor and the Fund, if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's Advisor incurred the expense.

     (6) The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.30% on Institutional Class shares. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR(1)     3 YEARS(1)     5 YEARS(1)     10 YEARS(1)
                 ---------     ----------     ----------     -----------
                   $178           $711          $1,271         $2,798"

     (1) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by the Advisor for the one-year period and the first year of the three-, five-, and ten-year periods)."

                                       2